ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2018
Assets And Liabilities Classified As Held For Sale [Abstract]
Disclosure of assets and liabilities classified as held for sale

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Accounts receivable, net	$49	$—
Inventory	11	—
Property, plant and equipment	36	14
Assets held for sale	$96	$14

Accounts payable and other	$15	$—
Liabilities associated with assets held for sale	$15	$—